Staff expenses	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Staff expenses	25 Staff expenses

Staff expenses
in EUR million	2025	2024	2023
Salaries	5,277	4,906	4,559
Pension costs and other staff-related benefit costs	488	455	418
Social security costs	752	690	635
Share-based compensation arrangements	52	45	31
External employees	662	720	776
Education	56	49	50
Other staff costs	313	319	256
	7,600	7,184	6,725
Share-based compensation arrangements include EUR 52 million (2024: EUR  45 million; 2023: EUR  31 million)
relating to equity-settled share-based payment arrangements.

Number of employees
	Netherlands			Rest of the world			Total
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Total average number of internal employees at full time equivalent basis	15,280	14,821	14,449	47,490	46,301	44,985	62,770	61,121	59,434
Remuneration of senior management, Executive Board and Supervisory Board
Reference is made to Note 45 'Related parties'.
Share plans
ING grants various types of share awards, namely deferred and upfront shares, which form part of the variable remuneration offering via the Long-term Sustainable Performance Plan (LSPP). The entitlement to the LSPP share awards is granted conditionally. If the participant remains in employment for an uninterrupted period between the grant date and the vesting date, the entitlement becomes unconditional, with the exception of the upfront shares which are immediately vested upon grant. Upfront and deferred shares awarded to the Executive Board and
Management Board members of ING Group as well as identified staff, have a retention obligation that must be adhered to upon vesting, typically a minimum retention of 12 months applies for staff and up to 60 months for
Board. ING has the authority to apply a holdback to awarded but unvested shares and a clawback to vested shares.
The share awards granted in 2025 relate to the performance year 2024. In 2025, 48,224 share awards (2024:
59,490; 2023: 52,693) were granted to the members of the Executive Board of ING Groep N.V., and 97,248 share awards (2024: 121,504; 2023: 172,103) were granted to the Management Board Banking. To senior management and other employees 3,876,388 share awards (2024: 4,248,400; 2023: 3,244,951) were granted.
The shares granted under the Share Based Compensation Plans create obligations for ING Group that require funding. Starting in 2023, shares are purchased from the market to fund the obligations arising out of the awards granted under the share plans.

Changes in share awards
	Share awards (in numbers)			Weighted average grant date fair values (in euros)
	2025	2024	2023	2025	2024	2023
Opening balance as at 1 January	4,855,542	3,897,800	3,699,555	10.88	8.81	7.97
Granted	4,021,860	4,429,394	3,469,747	17.57	13.75	9.71
Vested	-3,448,317	-3,343,429	-3,113,115	14.67	12.29	8.83
Forfeited	-138,970	-128,223	-158,387	13.99	10.73	8.54
Closing balance	5,290,115	4,855,542	3,897,800	13.44	10.88	8.81
As at 31 December 2025, there were 5,290,115 share awards outstanding (2024: 4,855,542; 2023: 3,897,800).
These all are related to equity-settled share-based payment arrangements, as cash-settled share-based payment arrangements were terminated in 2023.
The fair value of share awards granted is recognised as an expense under Staff expenses and is allocated over the vesting period of the share awards. The fair value calculation takes into account the current share prices, expected volatilities and the dividend yield of ING shares.
As at 31 December 2025, total unrecognised compensation costs related to share awards amount to EUR 33 million (2024: EUR 25 million; 2023: EUR 15 million). These costs are expected to be recognised over a weighted average period of 2.0 years (2024: 2.0 years; 2023: 2.0 years).